FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135
                                  ------------

                          TEMPLETON INSTITUTIONAL FUNDS
                     --------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500
                                                    ---------------
Date of fiscal year end:   12/31
                         ---------

Date of reporting period:   3/31/09
                          -----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Templeton Institutional Funds

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2009

CONTENTS

TIF Emerging Markets Series ..............................................    3
TIF Foreign Equity Series ................................................    9
TIF Foreign Smaller Companies Series .....................................   14
TIF Global Equity Series .................................................   19
Notes to Statements of Investments .......................................   24

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                    Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

       EMERGING MARKETS SERIES                                           INDUSTRY                  SHARES/RIGHTS       VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS 87.8%
       ARGENTINA 0.3%
       Tenaris SA, ADR .............................           Energy Equipment & Services               159,000  $    3,207,030
                                                                                                                  --------------
       AUSTRIA 0.9%
       OMV AG ......................................           Oil, Gas & Consumable Fuels               272,829       9,126,948
                                                                                                                  --------------
       BRAZIL 7.8%
       AES Tiete SA ................................     Independent Power Producers & Energy
                                                                      Traders                          1,428,139       9,814,415
       American Banknote SA ........................         Commercial Services & Supplies              192,450         846,299
       Companhia de Bebidas das Americas
          (AmBev) ..................................                    Beverages                        434,509      17,384,107
       Companhia Energetica de Minas Gerais ........               Electric Utilities                    200,128       2,241,572
       Itau Unibanco Banco Multiplo SA, ADR ........                Commercial Banks                   1,617,540      17,598,835
       Natura Cosmeticos SA ........................                Personal Products                  1,644,011      16,053,826
       Souza Cruz SA ...............................                     Tobacco                         851,127      16,053,807
                                                                                                                  --------------
                                                                                                                      79,992,861
                                                                                                                  --------------
       CHILE 1.1%
       Banco Santander Chile SA, ADR ...............                Commercial Banks                      96,600       3,318,210
       Cia Cervecerias Unidas SA, ADR .............                     Beverages                        219,000       6,153,900
       Empresa Nacional de Telecomunicaciones
          SA .......................................     Diversified Telecommunication Services          168,253       1,948,571
                                                                                                                  --------------
                                                                                                                      11,420,681
                                                                                                                  --------------
       CHINA 20.8%
       Aluminum Corp. of China Ltd., H .............                 Metals & Mining                  18,309,000      10,512,299
       Anta Sports Products Ltd. ...................        Textiles, Apparel & Luxury Goods           4,731,000       3,113,122
       China Coal Energy Co., H ....................           Oil, Gas & Consumable Fuels            14,520,000      10,716,074
       China Construction Bank Corp., H ............                Commercial Banks                  10,484,000       5,951,861
       China Life Insurance Co. Ltd., H ............                    Insurance                      3,264,000      10,823,217
       China Mobile Ltd. ..........................        Wireless Telecommunication Services         6,313,000      54,981,001
       China Molybdenum Co. Ltd., H ................                 Metals & Mining                  12,090,000       5,397,287
       China Petroleum and Chemical Corp., H .......           Oil, Gas & Consumable Fuels            10,830,000       6,930,798
       China Shenhua Energy Co. Ltd., H ............           Oil, Gas & Consumable Fuels             5,888,500      13,265,450
       China Shipping Development Co. Ltd., H ......                     Marine                        6,216,000       5,886,812
       CNOOC Ltd. ..................................           Oil, Gas & Consumable Fuels             7,358,000       7,291,117
       Denway Motors Ltd. ..........................                   Automobiles                    30,365,858      11,753,843
       Hidili Industry International Development
          Ltd. .....................................                 Metals & Mining                  20,322,000       6,214,238
       Industrial and Commercial Bank of China
          Ltd., H ..................................                Commercial Banks                  24,184,000      12,574,950
       Lonking Holdings Ltd. .......................                    Machinery                      5,239,000       3,183,775
       PetroChina Co. Ltd., H .....................            Oil, Gas & Consumable Fuels            27,938,000      22,277,009
   (a) Shanda Interactive Entertainment Ltd.,
          ADR ......................................                    Software                         144,517       5,712,757
       Shanghai Industrial Holdings Ltd. ...........            Industrial Conglomerates                 676,000       1,870,885
       Soho China Ltd. .............................      Real Estate Management & Development         2,620,500       1,054,901


                    Quarterly Statements of Investments | 3

Templeton Institutional Funds

       EMERGING MARKETS SERIES                                          INDUSTRY                   SHARES/RIGHTS       VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       CHINA (CONTINUED)
   (b) Yantai Changyu Pioneer Wine Co. Ltd., B .....                  Beverages                          628,603  $    2,287,171
       Zijin Mining Group Co. Ltd., H ..............                Metals & Mining                   17,470,000      12,442,426
                                                                                                                  --------------
                                                                                                                     214,240,993
                                                                                                                  --------------
       EGYPT 0.1%
       Egyptian Mobile Services ....................       Wireless Telecommunication Services            52,976       1,382,228
       Telecom Egypt ...............................     Diversified Telecommunication Services           38,274         101,901
                                                                                                                  --------------
                                                                                                                       1,484,129
                                                                                                                  --------------
       FINLAND 0.1%
       Nokian Renkaat OYJ ..........................                 Auto Components                      48,250         566,218
                                                                                                                  --------------
       HONG KONG 1.4%
       Dairy Farm International Holdings Ltd. .....             Food & Staples Retailing               2,370,519      10,453,989
       VTech Holdings Ltd. .........................            Communications Equipment               1,093,000       4,230,722
                                                                                                                  --------------
                                                                                                                      14,684,711
                                                                                                                  --------------
       HUNGARY 1.1%
       Magyar Telekom PLC ..........................     Diversified Telecommunication Services        1,504,119       3,469,073
       MOL Hungarian Oil and Gas Nyrt. .............           Oil, Gas & Consumable Fuels               102,883       4,592,734
   (a) OTP Bank Ltd. ...............................              Commercial Banks                       386,200       3,238,243
                                                                                                                  --------------
                                                                                                                      11,300,050
                                                                                                                  --------------
       INDIA 5.2%
   (a) Bharti Airtel Ltd. ..........................     Wireless Telecommunication Services             129,241       1,599,348
       GAIL India Ltd. .............................                  Gas Utilities                    1,967,038       9,500,673
       Infosys Technologies Ltd. ...................                   IT Services                       323,383       8,467,301
       National Aluminium Co. Ltd. .................                 Metals & Mining                     755,329       3,203,091
       Oil & Natural Gas Corp. Ltd. ................           Oil, Gas & Consumable Fuels               823,946      12,703,791
       Sesa Goa Ltd. ...............................                 Metals & Mining                     858,000       1,709,383
       State Bank of India .........................                Commercial Banks                      46,000         970,166
       Steel Authority of India Ltd. ...............                 Metals & Mining                   2,462,000       4,695,667
       Tata Consultancy Services Ltd. ..............                   IT Services                     1,035,972      11,062,387
                                                                                                                  --------------
                                                                                                                      53,911,807
                                                                                                                  --------------
       INDONESIA 2.1%
       PT Astra International Tbk ..................                   Automobiles                     5,173,000       6,379,511
       PT Bank Central Asia Tbk ....................                 Commercial Banks                 21,720,500       5,827,222
       PT Telekomunikasi Indonesia, B ..............     Diversified Telecommunication Services       15,185,000       9,921,830
                                                                                                                  --------------
                                                                                                                      22,128,563
                                                                                                                  --------------
       ISRAEL 0.8%
   (a) Taro Pharmaceutical Industries Ltd. .........               Pharmaceuticals                       936,075       8,424,675
                                                                                                                  --------------


                    4 | Quarterly Statements of Investments

Templeton Institutional Funds

       EMERGING MARKETS SERIES                                          INDUSTRY                   SHARES/RIGHTS       VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       KUWAIT 0.1%
       National Mobile Telecommunications Co. ......      Wireless Telecommunication Services            195,000  $    1,043,568
                                                                                                                  --------------
       LUXEMBOURG 0.1%
   (a) Reinet Investments SCA, GDR .................      Textiles, Apparel & Luxury Goods               809,787         774,074
                                                                                                                  --------------
       MEXICO 8.4%
       Alfa SAB de CV ..............................            Industrial Conglomerates                 480,187         745,254
       America Movil SAB de CV, L, ADR .............      Wireless Telecommunication Services            848,578      22,979,492
       Fomento Economico Mexicano SAB de CV,
          ADR ......................................                   Beverages                         124,766       3,145,351
       Grupo Televisa SA ...........................                     Media                         6,709,335      18,239,227
       Kimberly Clark de Mexico SAB de CV, A .......               Household Products                  5,895,939      19,142,037
       Telefonos de Mexico SAB de CV, L, ADR .......     Diversified Telecommunication Services          904,158      13,598,536
       Wal-Mart de Mexico SAB de CV, V .............            Food & Staples Retailing               3,872,160       9,041,775
                                                                                                                  --------------
                                                                                                                      86,891,672
                                                                                                                  --------------
       PAKISTAN 1.6%
       Fauji Fertilizer Co. Ltd. ...................                   Chemicals                       1,568,638       1,696,879
       MCB Bank Ltd. ...............................                 Commercial Banks                  3,552,497       6,195,502
       Oil & Gas Development Co. Ltd. ..............           Oil, Gas & Consumable Fuels             5,679,400       5,035,017
   (a) Pakistan Telecommunications Corp., A ........    Diversified Telecommunication Services        16,402,633       3,385,560
                                                                                                                  --------------
                                                                                                                      16,312,958
                                                                                                                  --------------
       PERU 0.6%
       Credicorp Ltd. ..............................                 Commercial Banks                    139,500       6,534,180
                                                                                                                  --------------
       PHILIPPINES 1.0%
       Globe Telecom Inc. ..........................       Wireless Telecommunication Services            60,639       1,049,618
       Philippine Long Distance Telephone Co.,
          ADR ......................................       Wireless Telecommunication Services           201,222       8,879,927
                                                                                                                  --------------
                                                                                                                       9,929,545
                                                                                                                  --------------
       QATAR 0.6%
       Qatar National Bank .........................                 Commercial Banks                    225,313       5,815,726
                                                                                                                  --------------
       RUSSIA 6.7%
       Bank of Moscow ..............................                 Commercial Banks                     24,128         509,654
(a, c) Centenergoholding ...........................                Electric Utilities                   161,838              --
       Gazprom, ADR ................................            Oil, Gas & Consumable Fuels              456,600       6,803,340
       Gazprom, ADR (London Exchange) ..............            Oil, Gas & Consumable Fuels              590,600       8,799,940
(a, c) Intergenerasiya Holding Co. .................                Electric Utilities                   542,583              --
       LUKOIL Holdings, ADR ........................            Oil, Gas & Consumable Fuels              202,570       7,636,889
       LUKOIL Holdings, ADR (London Exchange) ......            Oil, Gas & Consumable Fuels              456,250      17,077,437
       Mining and Metallurgical Co. Norilsk Nickel,
          ADR ......................................                Metals & Mining                      698,800       4,262,680
       Mobile TeleSystems ..........................      Wireless Telecommunication Services          1,464,400       6,223,700
       Mobile TeleSystems, ADR .....................      Wireless Telecommunication Services            176,300       5,274,896



                    Quarterly Statements of Investments | 5

Templeton Institutional Funds

       EMERGING MARKETS SERIES                                         INDUSTRY                    SHARES/RIGHTS       VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       RUSSIA (CONTINUED)
(a, c) Sibenergyholding JSC ........................              Electric Utilities                     149,072  $           --
       TNK-BP ......................................           Oil, Gas & Consumable Fuels            12,656,073      10,694,382
   (a) Wimm-Bill-Dann Foods ........................               Food Products                         107,050       1,712,800
                                                                                                                  --------------
                                                                                                                      68,995,718
                                                                                                                  --------------
       SINGAPORE 0.5%
       Fraser and Neave Ltd. .......................           Industrial Conglomerates                3,078,139       5,120,281
                                                                                                                  --------------
       SOUTH AFRICA 10.0%
       ABSA Group Ltd. .............................               Commercial Banks                      567,600       5,761,038
       Foschini Ltd. ...............................               Specialty Retail                    2,997,139      13,894,734
       Lewis Group Ltd. ............................               Specialty Retail                    2,052,297       9,243,781
       Massmart Holdings Ltd. ......................           Food & Staples Retailing                  467,059       3,429,764
       MTN Group Ltd. ..............................      Wireless Telecommunication Services          1,406,771      15,584,612
       Naspers Ltd., N .............................                     Media                           628,431      10,608,669
       Pretoria Portland Cement Co. Ltd. ...........            Construction Materials                   540,473       1,789,982
       Remgro Ltd. .................................        Diversified Financial Services             1,297,201       9,238,349
       Standard Bank Group Ltd. ....................               Commercial Banks                    1,746,237      14,647,166
       Telkom South Africa Ltd. ....................    Diversified Telecommunication Services           628,570       6,995,975
       The Spar Group Ltd. .........................           Food & Staples Retailing                  406,612       2,226,542
       Tiger Brands Ltd. ...........................                 Food Products                       476,107       6,798,515
       Truworths International Ltd. ................               Specialty Retail                      946,719       3,209,335
                                                                                                                  --------------
                                                                                                                     103,428,462
                                                                                                                  --------------
       SOUTH KOREA 1.7%
       Kangwon Land Inc. ...........................         Hotels, Restaurants & Leisure               971,788       9,724,599
       SK Telecom Co. Ltd. .........................      Wireless Telecommunication Services             53,315       7,449,860
                                                                                                                  --------------
                                                                                                                      17,174,459
                                                                                                                  --------------
       SWEDEN 1.2%
       Oriflame Cosmetics SA, SDR ..................               Personal Products                     384,603      12,015,045
                                                                                                                  --------------
       TAIWAN 4.9%
       MediaTek Inc. ...............................   Semiconductors & Semiconductor Equipment        2,117,610      19,906,221
       President Chain Store Corp. .................           Food & Staples Retailing                9,787,010      22,409,037
       Taiwan Mobile Co. Ltd. ......................      Wireless Telecommunication Services          4,555,000       6,597,267
       Taiwan Semiconductor Manufacturing Co.
          Ltd. .....................................   Semiconductors & Semiconductor Equipment          812,000       1,229,904
                                                                                                                  --------------
                                                                                                                      50,142,429
                                                                                                                  --------------
       THAILAND 0.9%
       PTT Exploration and Production Public Co.
          Ltd., fgn. ...............................          Oil, Gas & Consumable Fuels                533,400       1,462,658
       Thai Beverages Co. Ltd., fgn. ...............                   Beverages                      68,147,000       7,840,971
                                                                                                                  --------------
                                                                                                                       9,303,629
                                                                                                                  --------------


                     6 | Quarterly Statements of Investments

Templeton Institutional Funds

       EMERGING MARKETS SERIES                                        INDUSTRY                     SHARES/RIGHTS       VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       TURKEY 5.1%
       Akbank TAS ..................................              Commercial Banks                     4,877,907  $   14,686,298
       Anadolu Efes Biracilik Ve Malt Sanayii AS ...                  Beverages                        1,151,781       7,143,581
       Tupras-Turkiye Petrol Rafinerileri AS .......         Oil, Gas & Consumable Fuels               1,371,002      13,786,797
       Turkcell Iletisim Hizmetleri AS ............      Wireless Telecommunication Services           3,514,783      17,249,040
                                                                                                                  --------------
                                                                                                                      52,865,716
                                                                                                                  --------------
       UNITED ARAB EMIRATES 0.3%
       First Gulf Bank .............................              Commercial Banks                       674,898       1,561,775
       National Bank of Abu Dhabi ..................              Commercial Banks                       510,299       1,166,985
       Union National Bank .........................              Commercial Banks                       553,867         313,639
                                                                                                                  --------------
                                                                                                                       3,042,399
                                                                                                                  --------------
       UNITED KINGDOM 2.4%
       Anglo American PLC ..........................               Metals & Mining                       683,406      11,515,802
       British American Tobacco PLC ................                   Tobacco                           461,033      10,659,990
       HSBC Holdings PLC ...........................               Commercial Banks                      355,487       1,956,211
   (a) HSBC Holdings PLC, rts., 4/03/09 ............              Commercial Banks                       148,119         277,110
                                                                                                                  --------------
                                                                                                                      24,409,113
                                                                                                                  --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY
          INTERESTS (COST $1,057,641,720) ..........                                                                 904,287,640
                                                                                                                  --------------
       PREFERRED STOCKS 10.3%
       BRAZIL 8.6%
       Banco Bradesco SA, ADR, pfd. ................              Commercial Banks                     1,228,206      12,159,239
       Companhia Energetica de Minas Gerais, ADR,
          pfd. .....................................             Electric Utilities                      472,050       6,976,899
       Companhia Vale do Rio Doce, ADR, pfd., A ....               Metals & Mining                     2,312,430      26,084,211
       Fertilizantes Fosfatados SA, pfd. ...........                  Chemicals                           18,870         108,851
       Itausa - Investimentos Itau SA, pfd. ........              Commercial Banks                     2,350,890       8,077,859
       Petroleo Brasileiro SA, ADR, pfd. ...........         Oil, Gas & Consumable Fuels               1,287,440      31,542,280
       Usinas Siderurgicas de Minas Gerais SA,
          pfd., A ..................................               Metals & Mining                       258,111       3,282,722
                                                                                                                  --------------
                                                                                                                      88,232,061
                                                                                                                  --------------
       CHILE 1.7%
       Embotelladora Andina SA, pfd., A ............                  Beverages                        3,727,127       7,993,324
       Sociedad Quimica y Minera de Chile SA, B,
          ADR, pfd. ................................                  Chemicals                          359,427       9,546,381
                                                                                                                  --------------
                                                                                                                      17,539,705
                                                                                                                  --------------
       TOTAL PREFERRED STOCKS
          (COST $76,186,296) .......................                                                                 105,771,766
                                                                                                                  --------------
       TOTAL INVESTMENTS BEFORE
          SHORT TERM INVESTMENTS
          (COST $1,133,828,016) ....................                                                               1,010,059,406
                                                                                                                  --------------


                    Quarterly Statements of Investments | 7

Templeton Institutional Funds

       EMERGING MARKETS SERIES                                                                     SHARES/RIGHTS       VALUE
----------------------------------------------------                                              --------------  --------------
       SHORT TERM INVESTMENTS
       (COST $17,458,382) 1.7%
       MONEY MARKET FUNDS 1.7%
   (d) Franklin Institutional Fiduciary Trust Money
          Market Portfolio, 0.13% ..................                                                  17,458,382  $   17,458,382
                                                                                                                  --------------
       TOTAL INVESTMENTS
          (COST $1,151,286,398) 99.8% ..............                                                               1,027,517,788
       OTHER ASSETS, LESS LIABILITIES 0.2% .........                                                                   1,617,840
                                                                                                                  --------------
       NET ASSETS 100.0% ...........................                                                              $1,029,135,628
                                                                                                                  ==============

See Abbreviations on page 27.

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a delayed delivery basis.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    8 | Quarterly Statements of Investments

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

       FOREIGN EQUITY SERIES                                             INDUSTRY                     SHARES           VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS 89.5%
       AUSTRIA 1.1%
       Telekom Austria AG ..........................    Diversified Telecommunication Services         2,953,740  $   44,700,423
                                                                                                                  --------------
       BRAZIL 0.6%
       Embraer-Empresa Brasileira de Aeronautica
          SA, ADR ..................................                Aerospace & Defense                2,007,570      26,640,454
                                                                                                                  --------------
       CANADA 0.6%
       Husky Energy Inc. ...........................            Oil, Gas & Consumable Fuels            1,147,780      24,353,056
                                                                                                                  --------------
       CHINA 3.0%
       China Mobile Ltd. ...........................        Wireless Telecommunication Services        6,954,000      60,563,580
       China Telecom Corp. Ltd., H .................      Diversified Telecommunication Services     121,768,000      50,275,481
       Shanghai Electric Group Co. Ltd. ............               Electrical Equipment               39,708,000      11,424,993
                                                                                                                  --------------
                                                                                                                     122,264,054
                                                                                                                  --------------
       DENMARK 0.6%
   (a) Vestas Wind Systems AS ......................               Electrical Equipment                  584,043      25,606,790
                                                                                                                  --------------
       FRANCE 9.8%
       Accor SA ....................................           Hotels, Restaurants & Leisure             513,030      17,853,655
       AXA SA ......................................                     Insurance                     2,615,302      31,419,910
       Compagnie Generale des Etablissements
          Michelin, B ..............................                  Auto Components                    972,567      36,059,938
       France Telecom SA ...........................      Diversified Telecommunication Services       4,259,495      96,974,322
       GDF Suez ....................................                  Multi-Utilities                    737,087      25,293,784
       Sanofi-Aventis ..............................                  Pharmaceuticals                  1,599,988      90,014,441
       Sanofi-Aventis, ADR .........................                  Pharmaceuticals                      7,073         197,549
       Total SA, B .................................            Oil, Gas & Consumable Fuels            1,185,713      58,908,220
       Vivendi SA ..................................                       Media                       1,609,919      42,583,060
                                                                                                                  --------------
                                                                                                                     399,304,879
                                                                                                                  --------------
       GERMANY 11.0%
       Bayerische Motoren Werke AG .................                    Automobiles                    2,143,322      61,742,138
       Celesio AG ..................................         Health Care Providers & Services          2,431,865      44,873,379
       Deutsche Post AG ............................              Air Freight & Logistics              3,960,630      42,692,817
       E.ON AG .....................................                Electric Utilities                 2,284,780      63,845,604
       E.ON AG, ADR ................................                Electric Utilities                     4,820         133,418
   (a) Infineon Technologies AG ....................   Semiconductors & Semiconductor Equipment        6,982,654       8,138,597
       Merck KGaA ..................................                  Pharmaceuticals                    689,639      60,779,762
       Muenchener Rueckversicherungs-Gesellschaft
          AG .......................................                     Insurance                       364,983      44,575,372
       SAP AG ......................................                     Software                      1,569,901      56,019,089
       Siemens AG ..................................             Industrial Conglomerates              1,081,990      62,107,414
                                                                                                                  --------------
                                                                                                                     444,907,590
                                                                                                                  --------------
       HONG KONG 2.0%
       Cheung Kong (Holdings) Ltd. .................       Real Estate Management & Development        2,642,500      22,758,275
       Cheung Kong (Holdings) Ltd., ADR ............       Real Estate Management & Development           32,635         282,293
       Hutchison Whampoa Ltd. ......................             Industrial Conglomerates              4,099,350      20,098,872
       Hutchison Whampoa Ltd., ADR .................             Industrial Conglomerates                  4,895         119,928


                     Quarterly Statements of Investments | 9

Templeton Institutional Funds

       FOREIGN EQUITY SERIES                                          INDUSTRY                        SHARES           VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS (CONTINUED)
       HONG KONG (CONTINUED)
       Swire Pacific Ltd., A .......................     Real Estate Management & Development          5,640,400  $   37,624,742
       Swire Pacific Ltd., B .......................     Real Estate Management & Development            159,500         204,971
                                                                                                                  --------------
                                                                                                                      81,089,081
                                                                                                                  --------------
       INDIA 2.8%
       Bharat Petroleum Corp. Ltd. .................          Oil, Gas & Consumable Fuels                984,536       7,332,914
       Housing Development Finance Corp. Ltd. ......          Thrifts & Mortgage Finance               2,473,824      69,034,219
       ICICI Bank Ltd. .............................               Commercial Banks                    5,134,600      33,770,377
       Satyam Computer Services Ltd. ...............                  IT Services                      6,695,072       5,077,240
       Satyam Computer Services Ltd., ADR ..........                  IT Services                         94,800         148,836
                                                                                                                  --------------
                                                                                                                     115,363,586
                                                                                                                  --------------
       ISRAEL 0.5%
   (a) Check Point Software Technologies Ltd. ......                  Software                           892,220      19,816,206
                                                                                                                  --------------
       ITALY 2.4%
       Eni SpA .....................................          Oil, Gas & Consumable Fuels              2,523,780      48,981,646
       Intesa Sanpaolo SpA .........................               Commercial Banks                   11,828,023      32,541,773
       UniCredit SpA ...............................               Commercial Banks                    9,634,630      15,885,144
                                                                                                                  --------------
                                                                                                                      97,408,563
                                                                                                                  --------------
       JAPAN 3.3%
       FUJIFILM Holdings Corp. .....................         Electronic Equipment, Instruments
                                                                   & Components                        1,098,200      23,562,954
       Nintendo Co. Ltd. ...........................                 Software                            178,000      51,131,866
       Sony Corp. ..................................            Household Durables                     1,597,800      32,233,486
       Sony Corp., ADR .............................            Household Durables                         7,525         155,241
       Takeda Pharmaceutical Co. Ltd. ..............              Pharmaceuticals                        792,400      27,202,746
                                                                                                                  --------------
                                                                                                                     134,286,293
                                                                                                                  --------------
       MEXICO 0.8%
       Telefonos de Mexico SAB de CV, L, ADR .......  Diversified Telecommunication Services           1,346,714      20,254,579
       Telmex Internacional SAB de CV, ADR .........  Diversified Telecommunication Services           1,346,714      12,349,367
                                                                                                                  --------------
                                                                                                                      32,603,946
                                                                                                                  --------------
       NETHERLANDS 4.8%
       Akzo Nobel NV ...............................                 Chemicals                             4,294         162,430
       ING Groep NV ................................      Diversified Financial Services               4,498,070      24,780,429
       ING Groep NV, ADR ...........................      Diversified Financial Services                  13,475          73,304
       Koninklijke Philips Electronics NV ..........         Industrial Conglomerates                  3,063,680      45,062,748
       Koninklijke Philips Electronics NV, N.Y.
          shs. .....................................         Industrial Conglomerates                     12,405         184,462
       Randstad Holding NV .........................           Professional Services                     555,605       9,426,088
       Royal Dutch Shell PLC, A, ADR ...............        Oil, Gas & Consumable Fuels                    6,990         309,657
       SBM Offshore NV .............................        Energy Equipment & Services                2,684,000      35,736,989
       Unilever NV .................................               Food Products                       3,917,963      77,236,271
       Unilever NV, N.Y. shs. ......................               Food Products                          19,310         378,476
                                                                                                                  --------------
                                                                                                                     193,350,854
                                                                                                                  --------------


                    10 | Quarterly Statements of Investments

Templeton Institutional Funds

       FOREIGN EQUITY SERIES                                           INDUSTRY                       SHARES           VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS (CONTINUED)
       NORWAY 0.9%
       Telenor ASA .................................   Diversified Telecommunication Services          6,431,788  $   36,814,819
                                                                                                                  --------------
       PORTUGAL 1.3%
       Portugal Telecom SGPS SA ....................   Diversified Telecommunication Services          6,650,947      51,473,838
                                                                                                                  --------------
       SINGAPORE 2.9%
       DBS Group Holdings Ltd. .....................              Commercial Banks                    10,722,277      59,570,164
       DBS Group Holdings Ltd., ADR ................              Commercial Banks                         7,805         173,271
   (a) Flextronics International Ltd. ..............   Electronic Equipment, Instruments &
                                                                     Components                        5,093,850      14,721,226
       Singapore Telecommunications Ltd. ...........   Diversified Telecommunication Services         25,046,000      41,662,369
                                                                                                                  --------------
                                                                                                                     116,127,030
                                                                                                                  --------------
       SOUTH KOREA 3.3%
   (a) KB Financial Group Inc. .....................              Commercial Banks                       936,835      22,465,495
   (a) KB Financial Group Inc., ADR ................              Commercial Banks                       229,338       5,561,446
       LG Electronics Inc. .........................             Household Durables                      562,263      37,400,996
       Samsung Electronics Co. Ltd. ................  Semiconductors & Semiconductor Equipment           161,786      66,878,533
                                                                                                                  --------------
                                                                                                                     132,306,470
                                                                                                                  --------------
       SPAIN 4.7%
       Banco Santander SA ..........................              Commercial Banks                     4,778,907      32,925,353
       Repsol YPF SA ...............................         Oil, Gas & Consumable Fuels               2,600,571      44,982,920
       Telefonica SA ...............................   Diversified Telecommunication Services          5,632,394     112,304,581
       Telefonica SA, ADR ..........................   Diversified Telecommunication Services              9,232         550,412
                                                                                                                  --------------
                                                                                                                     190,763,266
                                                                                                                  --------------
       SWEDEN 2.1%
       Atlas Copco AB, A ...........................                  Machinery                        6,476,400      48,612,756
       Nordea Bank AB, FDR .........................              Commercial Banks                     7,508,228      36,380,179
                                                                                                                  --------------
                                                                                                                      84,992,935
                                                                                                                  --------------
       SWITZERLAND 8.5%
       Adecco SA ...................................            Professional Services                  1,063,741      33,243,658
       Lonza Group AG ..............................       Life Sciences Tools & Services                708,078      69,968,182
       Nestle SA ...................................                Food Products                      2,768,116      93,559,160
       Nestle SA, ADR ..............................                Food Products                          5,775         193,751
       Novartis AG .................................               Pharmaceuticals                     2,368,754      89,631,904
       Roche Holding AG ............................               Pharmaceuticals                        65,268       8,954,643
       Swiss Reinsurance Co. .......................                  Insurance                        1,552,890      25,424,567
       Swiss Reinsurance Co., ADR ..................                  Insurance                            3,295          54,697
   (a) UBS AG (CHF Traded) .........................               Capital Markets                        11,121         104,519
   (a) UBS AG (USD Traded) .........................               Capital Markets                     2,476,993      23,358,044
                                                                                                                  --------------
                                                                                                                     344,493,125
                                                                                                                  --------------
       TAIWAN 2.7%
       Chinatrust Financial Holding Co. Ltd. .......              Commercial Banks                    87,652,268      32,028,529
   (b) Compal Electronics Inc., GDR, 144A ..........           Computers & Peripherals                 4,456,055      15,954,344
   (c) Compal Electronics Inc., GDR, Reg S .........           Computers & Peripherals                 1,137,622       4,072,687


                    Quarterly Statements of Investments | 11

Templeton Institutional Funds

       FOREIGN EQUITY SERIES                                           INDUSTRY                       SHARES           VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS (CONTINUED)
       TAIWAN (CONTINUED)
       Taiwan Semiconductor Manufacturing Co.
          Ltd. .....................................   Semiconductors & Semiconductor Equipment       38,383,333  $   58,137,714
                                                                                                                  --------------
                                                                                                                     110,193,274
                                                                                                                  --------------
       UNITED KINGDOM 17.9%
       Aviva PLC ...................................                  Insurance                        7,540,909      23,397,595
       BAE Systems PLC .............................             Aerospace & Defense                  11,721,971      56,258,502
       BP PLC ......................................         Oil, Gas & Consumable Fuels               9,532,367      64,487,249
       BP PLC, ADR .................................         Oil, Gas & Consumable Fuels                  11,290         452,729
       British Airways PLC .........................                  Airlines                         2,218,018       4,480,837
       British Sky Broadcasting Group PLC ..........                    Media                          6,375,534      39,654,919
       Cadbury PLC .................................                Food Products                      4,977,616      37,637,728
       Cadbury PLC, ADR ............................                Food Products                          1,120          33,936
       Compass Group PLC ...........................        Hotels, Restaurants & Leisure              8,212,658      37,589,437
       GlaxoSmithKline PLC .........................               Pharmaceuticals                     5,285,319      82,469,217
       HSBC Holdings PLC ...........................              Commercial Banks                     5,865,703      32,282,706
       HSBC Holdings PLC, ADR ......................              Commercial Banks                         3,930         110,905
       Kingfisher PLC ..............................              Specialty Retail                    10,721,445      23,028,546
       National Grid PLC ...........................               Multi-Utilities                     4,137,614      31,761,072
       Pearson PLC .................................                    Media                          4,890,579      49,224,278
   (a) Rolls-Royce Group PLC .......................             Aerospace & Defense                  14,036,722      59,211,277
       Royal Dutch Shell PLC, B ....................         Oil, Gas & Consumable Fuels                  13,237         290,964
       Royal Dutch Shell PLC, B, ADR ...............         Oil, Gas & Consumable Fuels               1,477,427      64,430,591
       Smiths Group PLC ............................          Industrial Conglomerates                 2,062,397      19,796,562
       Standard Chartered PLC ......................              Commercial Banks                     2,801,748      34,832,852
       Unilever PLC, ADR ...........................                Food Products                          3,165          59,913
       Vodafone Group PLC ..........................     Wireless Telecommunication Services          35,894,999      63,218,887
                                                                                                                  --------------
                                                                                                                     724,710,702
                                                                                                                  --------------
       UNITED STATES 1.9%
       ACE Ltd. ....................................                  Insurance                        1,151,300      46,512,520
       Invesco Ltd. ................................               Capital Markets                     1,670,880      23,158,397
       News Corp., A ...............................                    Media                          1,124,699       7,445,507
                                                                                                                  --------------
                                                                                                                      77,116,424
                                                                                                                  --------------
       TOTAL COMMON STOCKS
          (COST $4,211,178,200) ....................                                                               3,630,687,658
                                                                                                                  --------------
       PREFERRED STOCKS 1.6%
       BRAZIL 1.6%
       Companhia Vale do Rio Doce, ADR, pfd., A ....               Metals & Mining                     1,173,000      13,231,440
       Petroleo Brasileiro SA, ADR, pfd. ...........         Oil, Gas & Consumable Fuels               2,133,760      52,277,120
       TOTAL PREFERRED STOCKS                                                                                     --------------
          (COST $46,253,545) .......................                                                                  65,508,560
                                                                                                                  --------------
       TOTAL INVESTMENTS BEFORE
          SHORT TERM INVESTMENTS
          (COST $4,257,431,745) ....................                                                               3,696,196,218
                                                                                                                  --------------


                    12 | Quarterly Statements of Investments

Templeton Institutional Funds

       FOREIGN EQUITY SERIES                                                                    PRINCIPAL AMOUNT       VALUE
----------------------------------------------------                                            ----------------  --------------
       SHORT TERM INVESTMENTS 8.4%
       U.S. GOVERNMENT AND AGENCY SECURITIES 5.2%
   (d) FHLB,
       6/22/09 .....................................                                            $     50,000,000  $   49,981,200
       5/18/09 - 10/07/09 ..........................                                                  70,000,000      69,948,525
   (d) FHLMC, 9/14/09 ..............................                                                  40,000,000      39,947,440
   (d) U.S. Treasury Bill, 6/25/09 .................                                                  50,000,000      49,982,300
                                                                                                                  --------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $209,591,224) ......................                                                                 209,859,465
                                                                                                                  --------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET
          FUNDS (COST $4,467,022,969) ..............                                                               3,906,055,683
                                                                                                                  --------------

                                                                                                     SHARES
                                                                                                ----------------
       MONEY MARKET FUNDS (COST $129,158,829) 3.2%
   (e) Franklin Institutional Fiduciary Trust Money
          Market Portfolio, 0.13% ..................                                                 129,158,829     129,158,829
                                                                                                                  --------------
       TOTAL INVESTMENTS
          (COST $4,596,181,798) 99.5% ..............                                                               4,035,214,512
       OTHER ASSETS, LESS LIABILITIES 0.5% .........                                                                  21,300,825
                                                                                                                  --------------
       NET ASSETS 100.0% ...........................                                                              $4,056,515,337
                                                                                                                  ==============

See Abbreviations on page 27.

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the value of this security was $15,954,344, representing 0.39% of net assets.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the value of this security was $4,072,687, representing 0.10% of net assets.

(d)  The security is traded on a discount basis with no stated coupon rate.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 13

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

       FOREIGN SMALLER COMPANIES SERIES                                  INDUSTRY                  SHARES/UNITS        VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS 93.6%
       AUSTRALIA 4.2%
       Billabong International Ltd. ................       Textiles, Apparel & Luxury Goods              130,665   $     771,459
       Downer EDI Ltd. .............................        Commercial Services & Supplies               162,908         503,544
   (a) Iluka Resources Ltd. ........................                Metals & Mining                      350,383         980,805
                                                                                                                  --------------
                                                                                                                       2,255,808
                                                                                                                  --------------
       BAHAMAS 1.9%
   (a) Steiner Leisure Ltd. ........................         Diversified Consumer Services                41,910       1,023,023
                                                                                                                  --------------
       BELGIUM 0.6%
       Barco NV ....................................     Electronic Equipment, Instruments &
                                                                      Components                          20,820         297,114
                                                                                                                  --------------
       BRAZIL 2.3%
       Companhia de Saneamento de Minas Gerais .....                Water Utilities                       83,000         694,917
       Lojas Renner SA .............................               Multiline Retail                       86,900         533,876
                                                                                                                  --------------
                                                                                                                       1,228,793
                                                                                                                  --------------
       CANADA 5.6%
       Canaccord Capital Inc. ......................                Capital Markets                      108,300         463,867
       Dorel Industries Inc., B ....................              Household Durables                      52,700         801,316
   (a) MDS Inc. ....................................        Life Sciences Tools & Services                80,990         379,656
   (a) Mega Brands Inc. ............................         Leisure Equipment & Products                 42,300          16,105
       North West Company Fund (Trust Units) .......           Food & Staples Retailing                   78,750         943,813
   (a) Open Text Corp. .............................         Internet Software & Services                 11,900         411,249
                                                                                                                  --------------
                                                                                                                       3,016,006
                                                                                                                  --------------
       CAYMAN ISLANDS 3.5%
   (a) Ju Teng International Holdings Ltd. .........     Electronic Equipment, Instruments &
                                                                      Components                       2,794,000         839,954
       Stella International Holdings Ltd. ..........       Textiles, Apparel & Luxury Goods              952,500       1,006,519
                                                                                                                  --------------
                                                                                                                       1,846,473
                                                                                                                  --------------
       CHINA 4.2%
   (a) AAC Acoustic Technologies Holdings Inc. .....           Communications Equipment                1,188,000         559,477
       People's Food Holdings Ltd. .................                 Food Products                       805,000         259,344
       Sinotrans Ltd., H ...........................            Air Freight & Logistics                5,064,000         784,058
       Travelsky Technology Ltd., H ................                  IT Services                      1,423,000         653,624
                                                                                                                  --------------
                                                                                                                       2,256,503
                                                                                                                  --------------
       DENMARK 0.9%
   (a) Vestas Wind Systems AS ......................             Electrical Equipment                     10,780         472,639
                                                                                                                  --------------
       FINLAND 3.7%
       Amer Sports OYJ .............................         Leisure Equipment & Products                 86,570         573,459
       Huhtamaki OYJ ...............................            Containers & Packaging                   136,100         925,044
       Konecranes OYJ ..............................                   Machinery                          29,150         487,578
                                                                                                                  --------------
                                                                                                                       1,986,081
                                                                                                                  --------------


                    14 | Quarterly Statements of Investments

Templeton Institutional Funds

       FOREIGN SMALLER COMPANIES SERIES                                  INDUSTRY                  SHARES/UNITS        VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       FRANCE 0.6%
       Sperian Protection ..........................        Commercial Services & Supplies                11,330  $      345,031
                                                                                                                  --------------
       GERMANY 3.8%
       Celesio AG ..................................       Health Care Providers & Services               30,750         567,407
   (a) Jenoptik AG .................................     Electronic Equipment, Instruments &
                                                                      Components                         119,760         569,153
       Rational AG .................................              Household Durables                       7,770         621,975
       Rhoen-Klinikum AG ...........................       Health Care Providers & Services               13,490         250,712
                                                                                                                  --------------
                                                                                                                       2,009,247
                                                                                                                  --------------
       HONG KONG 7.2%
       Dah Sing Financial Group ....................               Commercial Banks                      100,400         195,607
       Hang Lung Group Ltd. ........................     Real Estate Management & Development            249,000         758,201
       Hopewell Highway Infrastructure Ltd. ........         Transportation Infrastructure                28,000          15,787
       Hopewell Holdings Ltd. ......................     Real Estate Management & Development            268,500         704,988
       Texwinca Holdings Ltd. ......................       Textiles, Apparel & Luxury Goods            1,021,000         525,620
       VTech Holdings Ltd. .........................           Communications Equipment                  212,000         820,598
       Yue Yuen Industrial Holdings Ltd. ...........       Textiles, Apparel & Luxury Goods              366,000         833,959
                                                                                                                  --------------
                                                                                                                       3,854,760
                                                                                                                  --------------
       INDIA 0.8%
       HCL Infosystems Ltd. ........................                  IT Services                        280,669         421,808
                                                                                                                  --------------
       INDONESIA 0.3%
       PT Indosat Tbk ..............................    Diversified Telecommunication Services           371,900         152,075
                                                                                                                  --------------
       JAPAN 7.9%
       Asics Corp. .................................       Textiles, Apparel & Luxury Goods               73,000         499,737
       Descente Ltd. ...............................       Textiles, Apparel & Luxury Goods              246,900         922,385
       en-japan Inc. ...............................             Professional Services                       244         170,485
       Japan Airport Terminal Co. Ltd. .............         Transportation Infrastructure                48,400         508,239
       MEITEC Corp. ................................             Professional Services                    14,500         178,029
       Sohgo Security Services Co. Ltd. ............        Commercial Services & Supplies                70,400         600,646
   (a) Takuma Co. Ltd. .............................                   Machinery                         305,000         465,014
       USS Co. Ltd. ................................               Specialty Retail                       20,290         880,927
                                                                                                                  --------------
                                                                                                                       4,225,462
                                                                                                                  --------------
       NETHERLANDS 6.3%
       Aalberts Industries NV ......................                   Machinery                          84,538         455,630
       Draka Holding NV ............................             Electrical Equipment                     32,185         231,231
       Imtech NV ...................................          Construction & Engineering                  59,220         814,447
       OPG Groep NV ................................       Health Care Providers & Services               70,470         644,552
       Randstad Holding NV .........................             Professional Services                    27,633         468,806
       SBM Offshore NV .............................          Energy Equipment & Services                 37,860         504,099
       USG People NV ...............................             Professional Services                    30,390         243,993
                                                                                                                  --------------
                                                                                                                       3,362,758
                                                                                                                  --------------


                    Quarterly Statements of Investments | 15

Templeton Institutional Funds

       FOREIGN SMALLER COMPANIES SERIES                                  INDUSTRY                  SHARES/UNITS        VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       NORWAY 2.5%
       Schibsted ASA ...............................                    Media                             46,630  $      272,104
   (a) Tandberg ASA ................................           Communications Equipment                   28,370         417,987
       Tomra Systems ASA ...........................        Commercial Services & Supplies               175,930         651,283
                                                                                                                  --------------
                                                                                                                       1,341,374
                                                                                                                  --------------
       RUSSIA 0.5%
(a, b) X 5 Retail Group NV, GDR, Reg S .............           Food & Staples Retailing                   25,628         257,049
                                                                                                                  --------------
       SINGAPORE 1.9%
       Cerebos Pacific Ltd. ........................                Food Products                        433,358         695,219
   (a) Flextronics International Ltd. ..............      Electronic Equipment, Instruments &
                                                                      Components                         116,150         335,674
                                                                                                                  --------------
                                                                                                                       1,030,893
                                                                                                                  --------------
       SOUTH AFRICA 1.7%
       Massmart Holdings Ltd. ......................           Food & Staples Retailing                  124,297         912,753
                                                                                                                  --------------
       SOUTH KOREA 9.2%
       Binggrae Co. Ltd. ...........................                Food Products                         32,120         980,630
       Busan Bank ..................................               Commercial Banks                      135,980         581,902
       Daegu Bank Co. Ltd. .........................               Commercial Banks                       91,770         486,884
       Halla Climate Control Corp. .................               Auto Components                        83,430         469,353
       INTOPS Co. Ltd. .............................      Electronic Equipment, Instruments &
                                                                      Components                          24,183         322,076
       People & Telecommunication Inc. .............           Communications Equipment                   76,746         507,153
       Sindo Ricoh Co. .............................              Office Electronics                      14,961         579,255
       Youngone Corp. ..............................       Textiles, Apparel & Luxury Goods              161,340       1,015,677
                                                                                                                  --------------
                                                                                                                       4,942,930
                                                                                                                  --------------
       SPAIN 0.4%
       Sol Melia SA ................................        Hotels, Restaurants & Leisure                 71,733         202,830
                                                                                                                  --------------
       SWEDEN 1.5%
   (c) D. Carnegie & Co. AB ........................               Capital Markets                       148,750              --
       Niscayah Group AB ...........................        Commercial Services & Supplies               682,010         816,595
                                                                                                                  --------------
                                                                                                                         816,595
                                                                                                                  --------------
       SWITZERLAND 1.8%
       Verwaltungs- und Privat-Bank AG .............               Capital Markets                         6,890         403,656
       Vontobel Holding AG .........................               Capital Markets                        29,730         550,991
                                                                                                                  --------------
                                                                                                                         954,647
                                                                                                                  --------------
       TAIWAN 9.4%
       D-Link Corp. ................................           Communications Equipment                  406,245         287,909
       Giant Manufacturing Co. Ltd. ................         Leisure Equipment & Products                497,400       1,023,089
       KYE Systems Corp. ...........................           Computers & Peripherals                   931,633         551,814
       Pihsiang Machinery Manufacturing Co. Ltd. ...       Health Care Equipment & Supplies              702,000       1,108,802
       Simplo Technology Co. Ltd. ..................           Computers & Peripherals                   326,350         896,297


                    16 | Quarterly Statements of Investments

Templeton Institutional Funds

       FOREIGN SMALLER COMPANIES SERIES                                  INDUSTRY                  SHARES/UNITS        VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       TAIWAN (CONTINUED)
   (a) Ta Chong Bank Ltd. ..........................               Commercial Banks                    2,947,000  $      349,975
       Test-Rite International Co. Ltd. ............                 Distributors                      1,861,972         825,775
                                                                                                                  --------------
                                                                                                                       5,043,661
                                                                                                                  --------------
       THAILAND 3.8%
       Bank of Ayudhya Public Co. Ltd., NVDR .......               Commercial Banks                    2,081,900         513,651
       Glow Energy Public Co. Ltd., fgn. ...........     Independent Power Producers & Energy
                                                                        Traders                        1,028,500         609,009
       Preuksa Real Estate Co. Ltd., fgn. ..........     Real Estate Management & Development          2,312,600         260,832
       Total Access Communication Public Co. Ltd.,
          fgn. .....................................      Wireless Telecommunication Services            780,200         639,764
                                                                                                                  --------------
                                                                                                                       2,023,256
                                                                                                                  --------------
       UNITED KINGDOM 7.1%
       Bodycote PLC ................................                   Machinery                         241,897         431,239
       Burberry Group PLC ..........................       Textiles, Apparel & Luxury Goods              109,780         443,791
       Davis Service Group PLC .....................        Commercial Services & Supplies                77,440         290,833
       Electrocomponents PLC .......................       Electronic Equipment, Instruments &
                                                                        Components                       147,240         264,603
       Future PLC ..................................                     Media                           760,888         141,924
       GAME Group PLC ..............................               Specialty Retail                      391,400         846,583
       John Wood Group PLC .........................          Energy Equipment & Services                 78,920         253,928
       Kingfisher PLC ..............................               Specialty Retail                      287,690         617,928
   (a) Vectura Group PLC ...........................              Pharmaceuticals                        589,106         460,661
       Yule Catto & Co. PLC ........................                   Chemicals                          46,146          30,457
                                                                                                                  --------------
                                                                                                                       3,781,947
                                                                                                                  --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY
          INTERESTS (COST $73,170,147) .............                                                                  50,061,516
                                                                                                                  --------------
       PREFERRED STOCKS (COST $276,883) 0.6%
       GERMANY 0.6%
       Hugo Boss AG, pfd. ..........................       Textiles, Apparel & Luxury Goods               20,530         299,244
                                                                                                                  --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM
          INVESTMENTS (COST $73,447,030) ...........                                                                  50,360,760
                                                                                                                  --------------


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                                  --------------
       SHORT TERM INVESTMENTS 5.2%
       U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $2,785,000) 5.2%
   (d) FHLB, 4/01/09 ...............................                                              $    2,785,000       2,785,000
                                                                                                                  --------------


                    Quarterly Statements of Investments | 17

Templeton Institutional Funds

       FOREIGN SMALLER COMPANIES SERIES                                                                                VALUE
----------------------------------------------------                                                              --------------
       TOTAL INVESTMENTS (COST $76,232,030)
          99.4% ....................................                                                              $   53,145,760
       OTHER ASSETS, LESS LIABILITIES 0.6% .........                                                                     305,134
                                                                                                                  --------------
       NET ASSETS 100.0% ...........................                                                              $   53,450,894
                                                                                                                  ==============

See Abbreviations on page 27.

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the value of this security was $257,049, representing 0.48% of net assets.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days.

(d)  The security is traded on a discount basis with no stated coupon rate.

                    See Notes to Statements of Investments.


                    18 | Quarterly Statements of Investments

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

       GLOBAL EQUITY SERIES                                          INDUSTRY                      SHARES/RIGHTS       VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND AND OTHER EQUITY
       INTERESTS 94.1%
       AUSTRALIA 1.2%
       Alumina Ltd. ................................                Metals & Mining                      207,960  $      184,894
       Goodman Fielder Ltd. ........................                 Food Products                     1,156,638         839,554
                                                                                                                  --------------
                                                                                                                       1,024,448
                                                                                                                  --------------
       AUSTRIA 1.6%
       Telekom Austria AG ..........................    Diversified Telecommunication Services            86,420       1,307,837
                                                                                                                  --------------
       BERMUDA 1.0%
       Partnerre Ltd. ..............................                   Insurance                          12,690         787,668
                                                                                                                  --------------
       BRAZIL 1.7%
       Companhia Vale do Rio Doce, ADR .............                Metals & Mining                       68,470         910,651
       Embraer-Empresa Brasileira de Aeronautica SA,
          ADR ......................................              Aerospace & Defense                     39,140         519,388
                                                                                                                  --------------
                                                                                                                       1,430,039
                                                                                                                  --------------
       CANADA 3.7%
       George Weston Ltd. ..........................           Food & Staples Retailing                   29,000       1,345,628
       Loblaw Cos. Ltd. ............................           Food & Staples Retailing                   38,200         949,887
       Talisman Energy Inc. ........................          Oil, Gas & Consumable Fuels                 68,100         721,106
                                                                                                                  --------------
                                                                                                                       3,016,621
                                                                                                                  --------------
       CHINA 1.4%
       China Telecom Corp. Ltd., H .................    Diversified Telecommunication Services         2,012,000         830,713
       Shanghai Electric Group Co. Ltd. ............             Electrical Equipment                  1,164,000         334,912
                                                                                                                  --------------
                                                                                                                       1,165,625
                                                                                                                  --------------
       FRANCE 8.4%
       AXA SA ......................................                   Insurance                          91,390       1,097,948
       Compagnie Generale des Etablissements
          Michelin, B ..............................                Auto Components                        9,140         338,884
       Electricite de France .......................              Electric Utilities                      18,580         728,479
       France Telecom SA ...........................    Diversified Telecommunication Services            74,100       1,687,007
       GDF Suez ....................................                Multi-Utilities                        9,219         316,358
       Sanofi-Aventis ..............................                Pharmaceuticals                       30,260       1,702,411
   (a) Suez Environnement SA .......................                Multi-Utilities                        2,417          35,535
       Total SA, B .................................          Oil, Gas & Consumable Fuels                 12,200         606,117
       Vivendi SA ..................................                     Media                            15,760         416,859
                                                                                                                  --------------
                                                                                                                       6,929,598
                                                                                                                  --------------
       GERMANY 7.2%
       Bayerische Motoren Werke AG .................                  Automobiles                          5,770         166,215
       Celesio AG ..................................       Health Care Providers & Services               12,790         236,004
       Commerzbank AG ..............................               Commercial Banks                      150,530         822,295
       Deutsche Post AG ............................            Air Freight & Logistics                   62,520         673,922
       E.ON AG .....................................              Electric Utilities                      21,020         587,380


                    Quarterly Statements of Investments | 19

Templeton Institutional Funds

       GLOBAL EQUITY SERIES                                            INDUSTRY                    SHARES/RIGHTS       VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       GERMANY (CONTINUED)
   (a) Infineon Technologies AG ....................    Semiconductors & Semiconductor Equipment         154,470  $      180,042
       Merck KGaA ..................................                 Pharmaceuticals                      12,890       1,136,031
       Muenchener Rueckversicherungs-Gesellschaft
          AG .......................................                    Insurance                          4,630         565,462
       SAP AG ......................................                    Software                          31,930       1,139,364
       Siemens AG ..................................            Industrial Conglomerates                   7,240         415,584
                                                                                                                  --------------
                                                                                                                       5,922,299
                                                                                                                  --------------
       HONG KONG 0.6%
       Cheung Kong (Holdings) Ltd. .................      Real Estate Management & Development            62,000         533,969
                                                                                                                  --------------
       INDIA 0.9%
       Housing Development Finance Corp. Ltd. ......           Thrifts & Mortgage Finance                  6,117         170,700
       ICICI Bank Ltd., ADR ........................                Commercial Banks                      35,910         477,244
       Satyam Computer Services Ltd. ...............                   IT Services                        80,273          60,875
                                                                                                                  --------------
                                                                                                                         708,819
                                                                                                                  --------------
       ISRAEL 0.8%
   (a) Check Point Software Technologies Ltd. ......                    Software                          28,080         623,657
                                                                                                                  --------------
       ITALY 0.7%
       Eni SpA .....................................           Oil, Gas & Consumable Fuels                28,053         544,454
       UniCredit SpA ...............................                Commercial Banks                      38,900          64,137
                                                                                                                  --------------
                                                                                                                         608,591
                                                                                                                  --------------
       JAPAN 5.1%
   (a) EBARA Corp. .................................                    Machinery                        301,000         656,462
       FUJIFILM Holdings Corp. .....................             Electronic Equipment,
                                                               Instruments & Components                   17,600         377,625
       Mitsubishi UFJ Financial Group Inc. .........                Commercial Banks                       6,400          30,759
       Nintendo Co. Ltd. ...........................                    Software                           1,400         402,161
       Nomura Holdings Inc. ........................                 Capital Markets                     123,200         615,751
       Olympus Corp. ...............................        Health Care Equipment & Supplies              40,000         638,126
       Takeda Pharmaceutical Co. Ltd. ..............                 Pharmaceuticals                      32,200       1,105,412
       Toyota Motor Corp. ..........................                   Automobiles                        11,400         359,128
                                                                                                                  --------------
                                                                                                                       4,185,424
                                                                                                                  --------------
       NETHERLANDS 1.2%
       ING Groep NV ................................         Diversified Financial Services                3,070          16,913
       Koninklijke Philips Electronics NV ..........            Industrial Conglomerates                  21,240         312,413
       Unilever NV .................................                  Food Products                       34,430         678,731
                                                                                                                  --------------
                                                                                                                       1,008,057
                                                                                                                  --------------
       NORWAY 1.1%
       Telenor ASA .................................     Diversified Telecommunication Services          166,160         951,081
                                                                                                                  --------------


                    20 | Quarterly Statements of Investments

Templeton Institutional Funds

       GLOBAL EQUITY SERIES                                            INDUSTRY                    SHARES/RIGHTS       VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       PORTUGAL 0.5%
       Banco Espirito Santo SA .....................              Commercial Banks                        75,660  $      294,285
   (a) Banco Espirito Santo SA, rts., 4/07/09 ......              Commercial Banks                        75,660         120,527
                                                                                                                  --------------
                                                                                                                         414,812
                                                                                                                  --------------
       RUSSIA 1.2%
       Gazprom, ADR ................................          Oil, Gas & Consumable Fuels                 64,040         954,196
                                                                                                                  --------------
       SINGAPORE 1.4%
       DBS Group Holdings Ltd. .....................               Commercial Banks                       97,500         541,684
   (a) Flextronics International Ltd. ..............            Electronic Equipment,
                                                              Instruments & Components                    34,420          99,474
       Singapore Telecommunications Ltd. ...........    Diversified Telecommunication Services           336,004         558,921
                                                                                                                  --------------
                                                                                                                       1,200,079
                                                                                                                  --------------
       SOUTH KOREA 1.6%
   (b) Hyundai Motor Co., GDR, 144A ................                  Automobiles                          5,800         117,136
       Samsung Electronics Co. Ltd. ................   Semiconductors & Semiconductor Equipment            1,060         438,179
       SK Telecom Co. Ltd., ADR ....................      Wireless Telecommunication Services             48,240         745,308
                                                                                                                  --------------
                                                                                                                       1,300,623
                                                                                                                  --------------
       SPAIN 3.0%
       Iberdrola SA, Br. ...........................              Electric Utilities                      21,208         148,651
       Repsol YPF SA ...............................          Oil, Gas & Consumable Fuels                 26,847         464,381
       Telefonica SA, ADR ..........................    Diversified Telecommunication Services            31,030       1,850,009
                                                                                                                  --------------
                                                                                                                       2,463,041
                                                                                                                  --------------
       SWEDEN 0.6%
       Nordea Bank AB, FDR .........................               Commercial Banks                       76,090         368,684
   (a) Nordea Bank AB, rts., 4/03/09 ...............               Commercial Banks                      836,990         102,222
                                                                                                                  --------------
                                                                                                                         470,906
                                                                                                                  --------------
       SWITZERLAND 6.0%
       Adecco SA ...................................             Professional Services                     2,770          86,567
       Lonza Group AG ..............................        Life Sciences Tools & Services                 7,370         728,261
       Nestle SA ...................................                 Food Products                        50,390       1,703,125
       Roche Holding AG ............................                Pharmaceuticals                        9,850       1,351,401
       Swiss Reinsurance Co. .......................                   Insurance                          23,380         382,787
   (a) UBS AG                                                       Capital Markets                       75,330         707,976
                                                                                                                  --------------
                                                                                                                       4,960,117
                                                                                                                  --------------
       TAIWAN 2.4%
       Compal Electronics Inc. .....................            Computers & Peripherals                  309,540         221,654
       Taiwan Semiconductor Manufacturing Co.
          Ltd. .....................................   Semiconductors & Semiconductor Equipment        1,159,818       1,756,730
                                                                                                                  --------------
                                                                                                                       1,978,384
                                                                                                                  --------------


                    Quarterly Statements of Investments | 21

Templeton Institutional Funds

       GLOBAL EQUITY SERIES                                            INDUSTRY                    SHARES/RIGHTS       VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       TURKEY 1.0%
       Turkcell Iletisim Hizmetleri AS, ADR ........      Wireless Telecommunication Services             69,190  $      850,345
                                                                                                                  --------------
       UNITED KINGDOM 9.1%
       Aviva PLC ...................................                   Insurance                         117,590         364,853
       BAE Systems PLC .............................              Aerospace & Defense                    106,720         512,193
       BG Group PLC ................................          Oil, Gas & Consumable Fuels                 16,220         245,524
       BP PLC ......................................          Oil, Gas & Consumable Fuels                 30,040         203,223
       Cadbury PLC .................................                 Food Products                        95,019         718,476
       GlaxoSmithKline PLC .........................                Pharmaceuticals                       56,250         877,694
       HSBC Holdings PLC ...........................               Commercial Banks                       74,000         407,215
       Rexam PLC ...................................            Containers & Packaging                    77,070         298,566
       Royal Dutch Shell PLC, B, ADR ...............          Oil, Gas & Consumable Fuels                 27,970       1,219,772
       Tesco PLC ...................................           Food & Staples Retailing                  221,230       1,058,281
       Unilever PLC ................................                 Food Products                        19,050         360,248
       Vodafone Group PLC ..........................      Wireless Telecommunication Services            696,840       1,227,287
                                                                                                                  --------------
                                                                                                                       7,493,332
                                                                                                                  --------------
       UNITED STATES 30.7%
       Accenture Ltd., A ...........................                  IT Services                         26,800         736,732
       ACE Ltd. ....................................                   Insurance                          16,300         658,520
       American Express Co. ........................               Consumer Finance                       27,370         373,053
   (a) Amgen Inc. ..................................                 Biotechnology                        22,690       1,123,609
       Bank of America Corp. .......................        Diversified Financial Services                 9,670          65,949
       The Bank of New York Mellon Corp. ...........                Capital Markets                       42,570       1,202,602
       Bristol-Myers Squibb Co. ....................                Pharmaceuticals                       34,540         757,117
   (a) Cisco Systems Inc. ..........................           Communications Equipment                   49,150         824,246
       CMS Energy Corp. ............................                Multi-Utilities                      109,200       1,292,928
       Comcast Corp., A ............................                     Media                            30,050         386,744
       Covidien Ltd. ...............................       Health Care Equipment & Supplies               25,000         831,000
       Cytec Industries Inc. .......................                   Chemicals                           6,700         100,634
   (a) Dr. Pepper Snapple Group Inc. ...............                   Beverages                          59,433       1,005,012
       E. I. du Pont de Nemours and Co. ............                   Chemicals                           7,800         174,174
       General Electric Co. ........................           Industrial Conglomerates                   23,880         241,427
       Great Plains Energy Inc. ....................              Electric Utilities                      39,534         532,523
       Halliburton Co. .............................          Energy Equipment & Services                 37,260         576,412
       Invesco Ltd. ................................                Capital Markets                       68,740         952,736
       JPMorgan Chase & Co. ........................        Diversified Financial Services                 2,910          77,348
       Legg Mason Inc. .............................                Capital Markets                       81,340       1,293,306
       Merck & Co. Inc. ............................                Pharmaceuticals                       38,930       1,041,377
       Microsoft Corp. .............................                   Software                          104,740       1,924,074
       NiSource Inc. ...............................                Multi-Utilities                      113,650       1,113,770
   (a) Oracle Corp. ................................                   Software                           45,520         822,546
       Pfizer Inc. .................................                Pharmaceuticals                       65,680         894,562
   (a) Progressive Corp. ...........................                   Insurance                          58,810         790,406
       Quest Diagnostics Inc. ......................       Health Care Providers & Services               40,750       1,934,810
       Seagate Technology ..........................            Computers & Peripherals                   43,810         263,298


                    22 | Quarterly Statements of Investments

Templeton Institutional Funds

       GLOBAL EQUITY SERIES                                            INDUSTRY                    SHARES/RIGHTS       VALUE
----------------------------------------------------  ------------------------------------------  --------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       UNITED STATES (CONTINUED)
       Target Corp. ................................               Multiline Retail                       29,740  $    1,022,759
       Tyco Electronics Ltd. .......................      Electronic Equipment, Instruments &
                                                                      Components                          10,480         115,699
       United Parcel Service Inc., B ...............            Air Freight & Logistics                    9,950         489,739
   (a) Watson Pharmaceuticals Inc. .................                Pharmaceuticals                       56,470       1,756,782
                                                                                                                  --------------
                                                                                                                      25,375,894
                                                                                                                  --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY
          INTERESTS (COST $115,672,626) ............                                                                  77,665,462
                                                                                                                  --------------
       PREFERRED STOCKS 1.6%
       BRAZIL 1.6%
       Banco Bradesco SA, ADR, pfd. ................               Commercial Banks                       17,420         172,458
       Petroleo Brasileiro SA, ADR, pfd. ...........          Oil, Gas & Consumable Fuels                 46,990       1,151,255
                                                                                                                  --------------
       TOTAL PREFERRED STOCKS
          (COST $1,307,322)                                                                                            1,323,713
                                                                                                                  --------------
       TOTAL INVESTMENTS (COST $116,979,948)
          95.7% ....................................                                                                  78,989,175
       OTHER ASSETS, LESS LIABILITIES 4.3% .........                                                                   3,574,777
                                                                                                                  --------------
       NET ASSETS 100.0% ...........................                                                              $   82,563,952
                                                                                                                  ==============

See Abbreviations on page 27.

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the value of this security was $117,136, representing 0.14% of net assets.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 23

Templeton Institutional Funds

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Government agency securities are valued at cost.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in


                    24 | Quarterly Statements of Investments

Templeton Institutional Funds

2. SECURITY VALUATION (CONTINUED)

foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At March 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:


                                         TIF              TIF                TIF               TIF
                                       EMERGING         FOREIGN        FOREIGN SMALLER       GLOBAL
                                    MARKETS SERIES    EQUITY SERIES    COMPANIES SERIES   EQUITY SERIES
                                    --------------   ---------------   ----------------   -------------
Cost of investments ............    $1,181,991,390   $ 4,662,065,895     $ 76,332,825      $117,171,343
                                    ==============   ===============     ============      ============
Unrealized appreciation ........    $  125,086,358   $   589,448,047     $  4,703,114      $    934,918
Unrealized depreciation ........      (279,559,960)   (1,216,299,430)     (27,890,179)      (39,117,086)
                                    --------------   ---------------     ------------      ------------
Net unrealized appreciation
   (depreciation) ..............    $ (154,473,602)  $  (626,851,383)    $(23,187,065)     $(38,182,168)
                                    ==============   ===============     ============      ============

4. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                    Quarterly Statements of Investments | 25

Templeton Institutional Funds

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of March 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                                       LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
                                                   --------------   ------------   -------   --------------
TIF - EMERGING MARKETS SERIES ASSETS:
   Investments in Securities .................     $1,027,517,788   $         --     $--     $1,027,517,788
TIF - FOREIGN EQUITY SERIES ASSETS:
   Investments in Securities .................     $3,859,383,003   $175,831,509     $--     $4,035,214,512
TIF - FOREIGN SMALLER COMPANIES SERIES ASSETS:
   Investments in Securities .................     $   50,061,516   $  3,084,244     $--     $   53,145,760
TIF - GLOBAL EQUITY SERIES ASSETS:
   Investments in Securities .................     $   78,872,039   $    117,136     $--     $   78,989,175

5.   NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Funds are currently evaluating the impact, if any, of applying FSP FAS 157-4.


                    26 | Quarterly Statements of Investments

Templeton Institutional Funds

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

CURRENCY

CHF - Swiss Franc
USD - U.S. Dollar

SELECTED PORTFOLIO

ADR   - American Depository Receipt
FDR   - Foreign Depository Receipt
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
GDR   - Global Depository Receipt
NVDR  - Non-Voting Depository Receipt
SDR   - Swedish Depository Receipt

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 27


FOREGIN SMALLER COMPANIES SERIES

GLOBAL EQUITY SERIES


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS


By /s/LAURA F. FERGERSON
  -------------------------------------
   Laura F. Fergerson
   Chief Executive Officer - Finance and
   Administration
   Date  May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  -------------------------------------
   Laura F. Fergerson
   Chief Executive Officer - Finance and
   Administration
   Date  May 27, 2009


By /s/MARK H. OTANI
  -------------------------------------
   Mark H. Otani
   Chief Financial Officer and
   Chief Accounting Officer
   Date  May 27, 2009